Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
C000143962
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Gold Futures Tracking Fund
C000126480
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Quantified Gold Futures Tracking Fund
Without Sales Load [Member] | C000143962
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.47%)	18.71%	13.94%	8.07%
Without Sales Load [Member] | C000126480
Average Annual Return [Line Items]
Average Annual Return, Percent	(7.22%)	19.34%	14.55%	8.69%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.21%	22.32%	13.41%	15.51%
S&P GSCI Gold Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P GSCI Gold Index
Average Annual Return, Percent	(7.36%)	21.00%	17.04%	10.73%
S&P GSCI Gold Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P GSCI Gold Index
Average Annual Return, Percent	(7.36%)	21.00%	17.04%	10.73%